Inventories	9 Months Ended
Sep. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Inventories

3. Inventories

At September 30, 2015 and December 31, 2014, inventories consisted of the following:

	September 30,	December 31,
	2015	2014
Finished goods	$679.946	$677.110
Health care supplies	354.663	170.614
Raw materials and purchased components	211.259	197.920
Work in process	74.417	69.910
Inventories	$1.320.285	$1.115.554